QB2 Advances from SMM/SC - Narrative (Details) - SSM/SC - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,300
Line of credit additional borrowing	580	$ 750
Quebrada Blanca Phase 2 project third subordinated facility
Disclosure of detailed information about borrowings [line items]
Line of credit additional borrowing	578,000
Subordinated Loan Facility Agreement
Disclosure of detailed information about borrowings [line items]
Line of credit additional borrowing	$ 395